Trade, other payables and accrued liabilities	3 Months Ended
Nov. 30, 2021
Trade, other payables and accrued liabilities

11.	Trade, other payables and accrued liabilities

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and payroll liabilities. The usual credit period taken for trade purchases is between 30 to 90 days.

The following is an aged analysis of the trade, other payables and accrued liabilities:

	November 30, 2021	August 31, 2021
Less than 1 month	$637	$2,161
1 to 3 months	1,533	119
Over 3 months	1,797	2,983
Total Trade, Other Payables and Accrued Liabilities	$3,967	$5,263